RMB Investors Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

June 28, 2019

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re:     RMB Investors Trust
File No. 002-17226

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, RMB Investors Trust (the “Trust”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated June 24, 2019, and filed electronically as Post-Effective Amendment No. 120 to the Trust’s Registration Statement on Form N-1A on June 21, 2019.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-7372.

Sincerely,

/s/ Scott Resnick
Scott Resnick
for U.S. Bank Global Fund Services